RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the years ended December 31, 2022, 2021 and 2020, the Company recorded the following transactions with related parties:

a)	$168,000 in management fees (2021 - $150,000; 2020 - $150,000) to the Chief Executive Officer of the Company along with a bonus award of $nil (2021 - $35,000, 2020 - $nil).

b)	$nil in management fees to the former President and Chief Executive Officer of the Company (2021 - $20,000, 2020 - $120,000).

c)	$124,200 in professional fees (2021 - $120,000; 2020 - $120,000) to a company controlled by the Chief Financial Officer of the Company along with a bonus award of $nil (2021 - $30,000, 2020 - $nil).

d)	$168,000 in consulting fees (2021 - $127,500; 2020 - $120,000) to the Chief Technology Officer of the Company along with a bonus award $nil (2021 - $35,000 and 2020 - $nil).

e)	In 2020 the Company issued an aggregate of 1,900,000 shares in settlement of $47,500 in amounts owing to certain directors and officers of the Company for services received in 2019. The shares issued to the related parties are subject to a four month plus one day hold period. There was no gain or loss on settlement.

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Consulting fees	168,000	162,500	120,000
Management fees	168,000	205,000	270,000
Professional fees	124,200	150,000	120,000
Share-based compensation	151,088	264,393	58,159
	611,288	781,893	568,159

There were no amounts due to related parties as at December 31, 2022, 2021 and 2020.